SCHEDULE OF PROPERTY AND EQUIPMENT (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful lives	5 years	5 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful lives	10 years	10 years